Inventories and current intangible assets - Schedule of inventories and current intangible assets (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 280	£ 96
Raw materials and consumables	460	297
Current intangible assets – emission allowances	136	118
Inventories and current intangible assets	£ 876	£ 511